Loans and Related Allowance for Loan Losses (Narrative) (Details)	12 Months Ended
	Dec. 31, 2016 USD ($) loan	Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($)
Financing Receivable, Allowance for Credit Losses [Line Items]
Period for loan to be nonaccrual	90 days
Interest income on nonaccrual loans	$ 281,000	$ 239,000	$ 382,000
Aggregate amount of demand deposits reclassified as loan balances	$ 39,000	$ 146,000
Number of troubled debt restructurings | loan	8	7
Real Estate Portfolio Segment [Member] | Mortgage Loan [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Restructured loan balance in default status		$ 44,000
Loan balance in the process of foreclosure	$ 1,778,000	$ 382,000